Related Party (Details) - Schedule of amount due from a related party - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party (Details) - Schedule of amount due from a related party [Line Items]
Due from related parties		$ 1,503
Huimin Lv [Member]
Related Party (Details) - Schedule of amount due from a related party [Line Items]
Due from related parties		$ 1,503